Finance (expense)/income, net	12 Months Ended
Mar. 31, 2019
Finance expense income [Abstract]
Finance (expense)/income, net
25. Finance (expense)/income, net

Finance (expense)/income, net consists of the following:

	For the Year Ended March 31,
	2019		2018		2017
Interest income	Rs.	770	Rs.	540	Rs.	558
Profit on sale of units of mutual funds, net (1)		466		2,270		956
Fair value gain on financial instruments measured at fair value through profit or loss (1)		307		-		-
Foreign exchange gain		737		87		73
Finance income (A)	Rs.	2,280	Rs.	2,897	Rs.	1,587
Interest expense	Rs.	(889)	Rs.	(788)	Rs.	(634)
Foreign exchange loss		(274)		(29)		(147)
Finance expense (B)	Rs.	(1,163)	Rs.	(817)	Rs.	(781)
Finance (expense)/income, net [(A)+(B)]	Rs.	1,117	Rs.	2,080	Rs.	806

(1)	For the years ended March 31, 2018 and 2017, profit on sale of units of mutual funds, net primarily represents amounts reclassified from other comprehensive income to the consolidated income statement on redemption of the Company’s “available for sale” financial instruments.